Acquisition - Schedule of Finite-Lived Intangible Assets Acquired (Detail) - Voxtel $ in Thousands	Aug. 28, 2020 USD ($)
Business Acquisition [Line Items]
Finite-life intangible assets	$ 13,600
Completed technology
Business Acquisition [Line Items]
Useful Life	12 years
Finite-life intangible assets	$ 13,100
Customer relationships
Business Acquisition [Line Items]
Useful Life	6 years
Finite-life intangible assets	$ 300
Trademarks
Business Acquisition [Line Items]
Useful Life	5 years
Finite-life intangible assets	$ 200